Basis of Presentation	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

Note 1 – Basis of Presentation

The unaudited condensed consolidated financial statements of Cogo Group, Inc. (the “Company”) and its subsidiaries (the “Group”), include, in the opinion of management, all adjustments (consisting of normal recurring adjustments and reclassifications) necessary to present fairly the Group’s consolidated financial position, results of operations and cash flows for all periods presented.

The Company was incorporated in the Cayman Islands on April 12, 2011 under the name of “Cogo Group Cayman, Inc.” and changed its name to Cogo Group, Inc. on July 25, 2011. The Company entered into a redomestication merger with the Company’s predecessor, “Cogo Group, Inc.”, a Maryland corporation (“Cogo Maryland”). The redomestication became effective on August 4, 2011 and Cogo Maryland ceased to exist after the closing of the redomestication merger.

The Company’s consolidated financial position, results of operations and cash flows included in the accompanying unaudited condensed consolidated financial statements for the period before August 4, 2011 relate to those of the Company’s predecessor, Cogo Maryland.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) have been condensed or omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2011.

The Group has experienced, and expects to continue to experience, seasonal fluctuations in net revenue, which have historically been lowest in the first quarter of the year due to the Chinese New Year holiday season period and are typically highest in the fourth quarter of the year due to the desire by original equipment manufacturers (“OEMs”) and other customers to spend the remaining allocated annual budgets. Consequently, the Group’s financial position, operating results, cash flows and trends in these unaudited condensed consolidated financial statements are not necessarily indicative of future results that may be expected for any other interim period or for the full year.

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The accompanying unaudited condensed consolidated financial statements are expressed in Renminbi (“RMB”), the national currency of the People’s Republic of China (the “PRC”). For the convenience of the reader, the June 30, 2012 RMB amounts, included in the accompanying unaudited condensed consolidated financial statements have been translated into United States dollars (“USD”) at the rate of USD1.0000 = RMB6.3530. No representation is made that the RMB could have been, or could be, converted into USD at that rate or at any particular rate or at all.